5. LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 26,824	$ 28,772	$ 52,970	$ 49,564
Accrued interest expense			$ 129,295	$ 130,385